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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment           [ ] Amendment Number: ___________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto, ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


       /s/ Francis S.M. Chou                Toronto, ON          August 14, 2009
-----------------------------------   ------------------------   ---------------
           (Signature)                      (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total: 358,565 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS         CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICREDIT CORP             NOTE 0.750% 9/1  03060RAP6     371     485,000 PRN  --     SOLE       --       485,000    0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108  17,100         190 SH   --     SOLE       --           190    0     0
BIOVAIL CORP                 COM              09067J109  31,435   2,337,200 SH   --     SOLE       --     2,337,200    0     0
CHUNGHWA TELECOM CO LTD      SPONS ADR NEW 09 17133Q403   3,274     165,112 SH   --     SOLE       --       165,112    0     0
CRYPTOLOGIC LIMITED          SHS              G3159C109     367      60,000 SH   --     SOLE       --        60,000    0     0
EXPRESSJET HOLDINGS INC      NOTE 11.250% 8/0 30218UAB4   1,420   2,000,000 PRN  --     SOLE       --     2,000,000    0     0
FLAGSTONE REINSURANCE HLDGS  SHS              G3529T105  17,510   1,700,000 SH   --     SOLE       --     1,700,000    0     0
GANNETT INC                  COM              364730101   1,153     323,035 SH   --     SOLE       --       323,035    0     0
INTERNATIONAL COAL GRP INC N COM              45928H106   8,580   3,000,000 SH   --     SOLE       --     3,000,000    0     0
KING PHARMACEUTICALS INC     COM              495582108  69,684   7,236,100 SH   --     SOLE       --     7,236,100    0     0
K-SWISS INC                  CL A             482686102   4,018     472,720 SH   --     SOLE       --       472,720    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1  56,404  47,800,000 PRN  --     SOLE       --    47,800,000    0     0
MANNKIND CORP                NOTE 3.750% 12/1 56400PAA0   2,481   4,000,000 PRN  --     SOLE       --     4,000,000    0     0
MANNKIND CORP                COM              56400P201   3,648     438,989 SH   --     SOLE       --       438,989    0     0
MCCLATCHY CO                 CL A             579489105   2,389   4,777,601 SH   --     SOLE       --     4,777,601    0     0
MEDIA GEN INC                CL A             584404107   4,324   2,049,082 SH   --     SOLE       --     2,049,082    0     0
NATUZZI S P A                ADR              63905A101     113      59,500 SH   --     SOLE       --        59,500    0     0
OFFICE DEPOT INC             COM              676220106   6,713   1,472,053 SH   --     SOLE       --     1,472,053    0     0
OVERSTOCK COM INC DEL        COM              690370101  26,548   2,219,709 SH   --     SOLE       --     2,219,709    0     0
OVERSTOCK COM INC DEL        NOTE 3.750% 12/0 690370AB7   6,609  10,120,000 PRN  --     SOLE       --    10,120,000    0     0
PINNACLE AIRL CORP           NOTE 3.250% 2/1  723443AB3   1,826   2,200,000 PRN  --     SOLE       --     2,200,000    0     0
QWEST COMMUNICATIONS INTL IN COM              749121109   8,300   2,000,000 SH   --     SOLE       --     2,000,000    0     0
RCN CORP                     COM NEW          749361200  10,154   1,700,884 SH   --     SOLE       --     1,700,884    0     0
SANOFI AVENTIS               SPONSORED ADR    80105N105  16,514     560,000 SH   --     SOLE       --       560,000    0     0
SEARS HLDGS CORP             COM              812350106  22,198     333,700 SH   --     SOLE       --       333,700    0     0
SK TELECOM LTD               SPONSORED ADR    78440P108   2,576     170,000 SH   --     SOLE       --       170,000    0     0
UTAH MED PRODS INC           COM              917488108   1,598      59,843 SH   --     SOLE       --        59,843    0     0
UTSTARCOM INC                COM              918076100   7,493   4,597,051 SH   --     SOLE       --     4,597,051    0     0
WATSON PHARMACEUTICALS INC   COM              942683103  23,765     705,400 SH   --     SOLE       --       705,400    0     0
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